Transamerica Life Insurance Company
Administrative Office:
4333 Edgewood Road NE – MS 4240
Cedar Rapids, Iowa 52499

December 30, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Merrill Lynch Life Variable Annuity Separate Account D

Merrill Lynch IRA Annuity - Registration No. 333-232467

Merrill Lynch Investor Choice – IRA Series – Registration No. 333-232468

Commissioners:

Transamerica Life Insurance Company (the “Company”), on behalf of Registrant, has sent or will send to contract owners the annual/semi-annual reports for the period ended October 31, 2019, for the following underlying mutual funds (“Funds”) in which Registrant invests:

Annual Report Mailings:

Invesco American Franchise Fund, SEC File No. 811-09913

Invesco Charter Fund, SEC File No. 811-01424

AB Relative Value Fund, SEC File No. 811-00126

TA Jennison Growth VP Fund, SEC File No. 811-00816

BlackRock Global Allocation Fund, Inc., SEC File No. 811-05576

BlackRock Advantage Large Cap Core Fund, SEC File No. 811-09637

BlackRock Large Cap Focus Growth Fund, SEC File No. 811-09637

BlackRock Advantage Large Cap Value Fund, SEC File No. 811-09637

Eaton Vance Floating-Rate Fund, SEC File No. 811-04015

Fidelity Advisor Series VIII – Advisor Overseas Fund, SEC File No. 811-03855

Federated Kaufman Fund, SEC File No. 811-04017

Lord Abbett Affiliated Fund, Inc., SEC File No. 811-00005

Oppenheimer Quest for Value Funds – Invesco Oppenheimer Fundamental Alternatives Fund, SEC File No. 811-05225

Pioneer High Yield Fund, SEC File No. 811-09685

Putnam Equity Income Fund, SEC File No. 811-00781

TA Bond Fund, SEC File No. 811-04556

TA Dividend Focused, SEC File No. 811-04556

TA US Growth, SEC File No. 811-04556

TA Small/Mid Cap Value, SEC File No. 811-04556

Janus Henderson Forty Fund, SEC File No. 811-01879

Janus Henderson Enterprise Fund, SEC File No. 811-01879

Member of the Group

Transamerica Life Insurance Company
Administrative Office:
4333 Edgewood Road NE – MS 4240
Cedar Rapids, Iowa 52499

Semi-Annual Report Mailings:

Ready Assets Government Liquidity Fund, SEC File No.: 811-02556

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their annual/semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (702) 488-7884.

Very truly yours,

/s/ Brian Stallworth
Brian Stallworth
Assistant Secretary

Member of the Group